INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Net	$ 643,000	$ 18,000
Deferred Tax Assets, Valuation Allowance		$ 18,000